Exhibit 99.1

Citigroup Commercial Mortgage Trust 2020-555

Commercial Mortgage Pass-Through Certificates, Series 2020-555

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

22 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

Re:	Citigroup Commercial Mortgage Trust 2020-555 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-555 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 January 2020

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a promissory note evidencing a fixed rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first priority mortgage on the borrowers’ leasehold interest in a 598 unit multifamily property located at 555 10th Avenue, New York, New York (the “Property”) and
c.	The Mortgage Loan has one related fixed rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of 6 February 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amort Term (Months)”),
c.	Use the “Original Mortgage Loan Trust Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Trust Amount ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance Mortgage Loan Trust Amount ($)”) and
d.	Use the “Original Mezzanine Loan Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan Amount ($)”) and
ii.	The principal balance of the Mezzanine Loan as of the ”Maturity Date” of the Mezzanine Loan (the “Maturity Balance Mezzanine Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Cut-off Date Mortgage Loan Trust Amount ($),
b.	Cut-off Date Mezzanine Loan Amount ($),
c.	Maturity Balance Mortgage Loan Trust Amount ($) and
d.	Maturity Balance Mezzanine Loan Amount ($),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Cut-off Date Amount ($) and

ii.	Total Loan Balloon Balance ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Trust Amount ($),
b.	Mortgage Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Mortgage Loan Trust Amount ($),” as shown on the Final Data File,
b.	The “Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 4 of 5

10.	Using the:
a.	Original Mezzanine Loan Amount ($),
b.	Mezzanine Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment ($) and
ii.	Mezzanine Loan Annual Debt Service Payment ($)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment ($)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Original Mezzanine Loan Amount ($),” as shown on the Final Data File,
b.	The “Mezzanine Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment ($)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

11.	Using the:
a.	Trust Monthly Debt Service Payment ($),
b.	Mezzanine Loan Monthly Debt Service Payment ($),
c.	Trust Annual Debt Service Payment ($) and
d.	Mezzanine Loan Annual Debt Service Payment ($),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment ($) and

ii.	Total Loan Annual Debt Service Payment ($)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

12.	Using the:
a.	Trust Annual Debt Service Payment ($),
b.	Total Loan Annual Debt Service Payment ($),
c.	Net Operating Income UW,
d.	Net Cash Flow UW,
e.	Cut-off Date Mortgage Loan Trust Amount ($),
f.	Maturity Balance Mortgage Loan Trust Amount ($),
g.	Total Loan Cut-off Date Amount ($),
h.	Total Loan Balloon Balance ($),
i.	As-Is Appraised Value,
j.	Hypothetical As-Is Appraised Value,
k.	Multifamily Units and
l.	Total Rentable Area (SF),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Total Loan UW NOI DSCR,
iv.	Total Loan UW NCF DSCR,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date LTV,
viii.	Mortgage Loan Maturity Date LTV,
ix.	Total Loan UW NOI Debt Yield,
x.	Total Loan UW NCF Debt Yield,
xi.	Total Loan Cut-off Date LTV,
xii.	Total Maturity Date LTV,
xiii.	Cut-off Date Mortgage Loan Amount per Unit ($),
xiv.	Cut-off Date Mortgage Loan Amount per Rentable SF ($),
xv.	Total Loan Amount per Unit ($),
xvi.	Total Loan Amount per Rentable SF ($),
xvii.	As-Is Appraised Value per Unit,
xviii.	As-Is Appraised Value per SF,
xix.	Hypothetical As-Is Appraised Value per SF and
xx.	Hypothetical As-Is Appraised Value per Unit

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “As-Is Appraised Value” to recalculate the “Mortgage Loan Cut-off Date LTV,” “Mortgage Loan Maturity Date LTV,” “Total Loan Cut-off Date LTV” and “Total Maturity Date LTV,”
b.	Round the characteristics listed in i. through iv. above to two decimal places and
c.	Round the characteristics listed in v. through xii. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	12 December 2019

Mortgage Loan Agreement	12 December 2019

Mezzanine Loan Agreement	12 December 2019

Mezzanine Loan Promissory Note	12 December 2019

Closing Statement	12 December 2019

Deposit Account Control Agreement	12 December 2019

Guaranty Agreement	12 December 2019

Escrow Instruction Letter	12 December 2019

Assignment and Subordination or Management Agreement	12 December 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	21 October 2019

Engineering Report	25 September 2019

Underwriter’s Summary Report	1 November 2019

Underwritten Rent Roll	23 September 2019

Environmental Phase I Report	30 October 2019

Insurance Review Document	26 November 2019

Pro Forma Title Policy	Not Dated

Ground Lease	22 August 2011

Ground Lease Amendments	Various

Ground Lease Abstract	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Tenant Lease Agreements	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type (see Note 9)	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
Market	Appraisal Report
Submarket	Appraisal Report
Built	Appraisal Report
Renovated	Appraisal Report
Multifamily Units	Underwritten Rent Roll
Retail SF	Underwritten Rent Roll
Total Rentable Area (SF)	Underwritten Rent Roll
Gross Building Area (SF)	Appraisal Report
Occupancy % (Multifamily)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Occupancy % (Retail)	Underwritten Rent Roll
Occupancy Date (Retail)	Underwritten Rent Roll
Number of Tenants (Retail)	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy
Ground Lease Maturity Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Fully Extended Maturity Date	Ground Lease

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Appraised Value (see Note 2)	Appraisal Report
Hypothetical As-Is Appraised Value (see Note 2)	Appraisal Report
As-Is Appraised Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Weighted Average Retail Lease Expiration Date	Underwritten Rent Roll
Weighted Average Remaining Retail Lease Term (Years)	Underwritten Rent Roll
Largest Retail Tenant Name	Underwritten Rent Roll
Largest Retail Tenant Lease Start	Underwritten Rent Roll
Largest Retail Tenant Lease Exp.	Underwritten Rent Roll
Largest Retail Tenant NRA	Underwritten Rent Roll
Largest Retail Tenant % of NRA	Underwritten Rent Roll
Largest Retail Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Retail Tenant UW Gross Rent ($)	Underwritten Rent Roll
2nd Largest Retail Tenant Name	Underwritten Rent Roll
2nd Largest Retail Tenant Lease Start	Underwritten Rent Roll
2nd Largest Retail Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Retail Tenant NRA	Underwritten Rent Roll
2nd Largest Retail Tenant % of NRA	Underwritten Rent Roll
2nd Largest Retail Tenant UW Base Rent ($)	Underwritten Rent Roll
2nd Largest Retail Tenant UW Gross Rent ($)	Underwritten Rent Roll
3rd Largest Retail Tenant Name	Underwritten Rent Roll
3rd Largest Retail Tenant Lease Start	Underwritten Rent Roll
3rd Largest Retail Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Retail Tenant NRA	Underwritten Rent Roll
3rd Largest Retail Tenant % of NRA	Underwritten Rent Roll
3rd Largest UW Base Rent ($)	Underwritten Rent Roll
3rd Largest UW Gross Rent ($)	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

% of EGI (Retail)	Underwriter’s Summary Report
% of EGI (Multifamily)	Underwriter’s Summary Report
In-Place Base Rent (Multifamily) T12 10/31/2019	Underwriter’s Summary Report
In-Place Base Rent (Multifamily) 2020 Budget	Underwriter’s Summary Report
In-Place Base Rent (Multifamily) 2021 Budget	Underwriter’s Summary Report
In-Place Base Rent (Multifamily) UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Potential Income from Vacant Multifamily Units T12 10/31/2019	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units 2020 Budget	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units 2021 Budget	Underwriter’s Summary Report
Potential Income from Vacant Multifamily Units UW	Underwriter’s Summary Report
Gross Potential Income (Multifamily) T12 10/31/2019	Underwriter’s Summary Report
Gross Potential Income (Multifamily) 2020 Budget	Underwriter’s Summary Report
Gross Potential Income (Multifamily) 2021 Budget	Underwriter’s Summary Report
Gross Potential Income (Multifamily) UW	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Multifamily) T12 10/31/2019	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Multifamily) 2020 Budget	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Multifamily) 2021 Budget	Underwriter’s Summary Report
Economic Vacancy, Credit Loss & Concessions (Multifamily) UW	Underwriter’s Summary Report
Other Income – Multifamily T12 10/31/2019	Underwriter’s Summary Report
Other Income - Multifamily 2020 Budget	Underwriter’s Summary Report
Other Income - Multifamily 2021 Budget	Underwriter’s Summary Report
Other Income - Multifamily UW	Underwriter’s Summary Report
Effective Gross Income – Multifamily T12 10/31/2019	Underwriter’s Summary Report
Effective Gross Income – Multifamily 2020 Budget	Underwriter’s Summary Report
Effective Gross Income – Multifamily 2021 Budget	Underwriter’s Summary Report
Effective Gross Income – Multifamily UW	Underwriter’s Summary Report
Commercial Base Rent T12 10/31/2019	Underwriter’s Summary Report
Commercial Base Rent 2020 Budget	Underwriter’s Summary Report
Commercial Base Rent 2021 Budget	Underwriter’s Summary Report
Commercial Base Rent UW	Underwriter’s Summary Report
Other Commercial Income T12 10/31/2019	Underwriter’s Summary Report
Other Commercial Income 2020 Budget	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Other Commercial Income 2021 Budget	Underwriter’s Summary Report
Other Commercial Income UW	Underwriter’s Summary Report
Gross Potential Income (Commercial) T12 10/31/2019	Underwriter’s Summary Report
Gross Potential Income (Commercial) 2020 Budget	Underwriter’s Summary Report
Gross Potential Income (Commercial) 2021 Budget	Underwriter’s Summary Report
Gross Potential Income (Multifamily) UW	Underwriter’s Summary Report

Economic Vacancy & Credit Loss (Commercial) T12 10/31/2019	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) 2020 Budget	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) 2021 Budget	Underwriter’s Summary Report
Economic Vacancy & Credit Loss (Commercial) UW	Underwriter’s Summary Report
Effective Gross Income (Commercial) T12 10/31/2019	Underwriter’s Summary Report
Effective Gross Income (Commercial) 2020 Budget	Underwriter’s Summary Report
Effective Gross Income (Commercial) 2021 Budget	Underwriter’s Summary Report
Effective Gross Income (Commercial) UW	Underwriter’s Summary Report
Total EGI T12 10/31/2019	Underwriter’s Summary Report
Total EGI 2020 Budget	Underwriter’s Summary Report
Total EGI 2021 Budget	Underwriter’s Summary Report
Total EGI UW	Underwriter’s Summary Report
Management Fee T12 10/31/2019	Underwriter’s Summary Report
Management Fee 2020 Budget	Underwriter’s Summary Report
Management Fee 2021 Budget	Underwriter’s Summary Report
Management Fee UW	Underwriter’s Summary Report
Payroll & Benefits T12 10/31/2019	Underwriter’s Summary Report
Payroll & Benefits 2020 Budget	Underwriter’s Summary Report
Payroll & Benefits 2021 Budget	Underwriter’s Summary Report
Payroll & Benefits UW	Underwriter’s Summary Report
Repairs & Maintenance T12 10/31/2019	Underwriter’s Summary Report
Repairs & Maintenance 2020 Budget	Underwriter’s Summary Report
Repairs & Maintenance 2021 Budget	Underwriter’s Summary Report
Repairs & Maintenance UW	Underwriter’s Summary Report
Utilities T12 10/31/2019	Underwriter’s Summary Report
Utilities 2020 Budget	Underwriter’s Summary Report
Utilities 2021 Budget	Underwriter’s Summary Report
Utilities UW	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

General & Administrative T12 10/31/2019	Underwriter’s Summary Report
General & Administrative 2020 Budget	Underwriter’s Summary Report
General & Administrative 2021 Budget	Underwriter’s Summary Report
General & Administrative UW	Underwriter’s Summary Report
Insurance T12 10/31/2019	Underwriter’s Summary Report
Insurance 2020 Budget	Underwriter’s Summary Report
Insurance 2021 Budget	Underwriter’s Summary Report
Insurance UW	Underwriter’s Summary Report
Real Estate Taxes T12 10/31/2019	Underwriter’s Summary Report
Real Estate Taxes 2020 Budget	Underwriter’s Summary Report
Real Estate Taxes 2021 Budget	Underwriter’s Summary Report
Real Estate Taxes UW	Underwriter’s Summary Report

Ground Rent T12 10/31/2019	Underwriter’s Summary Report
Ground Rent 2020 Budget	Underwriter’s Summary Report
Ground Rent 2021 Budget	Underwriter’s Summary Report
Ground Rent UW	Underwriter’s Summary Report
Total Operating Expenses T12 10/31/2019	Underwriter’s Summary Report
Total Operating Expenses 2020 Budget	Underwriter’s Summary Report
Total Operating Expenses 2021 Budget	Underwriter’s Summary Report
Total Operating Expenses UW	Underwriter’s Summary Report
Net Operating Income T12 10/31/2019	Underwriter’s Summary Report
Net Operating Income 2020 Budget	Underwriter’s Summary Report
Net Operating Income 2021 Budget	Underwriter’s Summary Report
Net Operating Income UW	Underwriter’s Summary Report
Replacement Reserves – Multifamily T12 10/31/2019	Underwriter’s Summary Report
Replacement Reserves - Multifamily 2020 Budget	Underwriter’s Summary Report
Replacement Reserves - Multifamily 2021 Budget	Underwriter’s Summary Report
Replacement Reserves - Multifamily UW	Underwriter’s Summary Report
Replacement Reserves - Commercial T12 10/31/2019	Underwriter’s Summary Report
Replacement Reserves - Commercial 2020 Budget	Underwriter’s Summary Report
Replacement Reserves – Commercial 2021 Budget	Underwriter’s Summary Report
Replacement Reserves – Commercial UW	Underwriter’s Summary Report
TI/LC T12 10/31/2019	Underwriter’s Summary Report
TI/LC 2020 Budget	Underwriter’s Summary Report
TI/LC 2021 Budget	Underwriter’s Summary Report
TI/LC UW	Underwriter’s Summary Report
Net Cash Flow T12 10/31/2019	Underwriter’s Summary Report
Net Cash Flow 2020 Budget	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Net Cash Flow 2021 Budget	Underwriter’s Summary Report
Net Cash Flow UW	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement and Closing Statement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement and Closing Statement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement and Closing Statement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Springing Conditions	Mortgage Loan Agreement

CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement and Closing Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront Other Reserve 2	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 2	Mortgage Loan Agreement
Other Reserve Description 2	Mortgage Loan Agreement
Upfront Other Reserve 3	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 3	Mortgage Loan Agreement
Other Reserve Description 3	Mortgage Loan Agreement
Upfront Other Reserve 4	Mortgage Loan Agreement and Closing Statement
Ongoing Other Reserve 4	Mortgage Loan Agreement
Other Reserve Description 4	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Original Mortgage Loan Trust Amount ($)	Mortgage Loan Agreement
Original Mezzanine Loan Amount ($)	Mezzanine Loan Agreement
Mortgage Interest Rate	Mortgage Loan Agreement
Mezzanine Interest Rate	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 6)	Mortgage Loan Agreement
Lockbox Type (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement

Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Carveout Guarantor	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “As-Is Appraised Value” and “Hypothetical As-Is Appraised Value” characteristics, the Depositor instructed us to use the Scenario I value for the “As-Is Appraised Value” and the Scenario II value for the “Hypothetical As-Is Appraised Value,” as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower(s) or (ii) retained as additional collateral for the Mortgage Loan.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to:
a.	Use “Hard” if the applicable Source Document(s) requires the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s) and
b.	Use “Soft” if the applicable Source Document(s) requires the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

9.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Inclusion Indicator
Control
Property Name
Administrative Fee Rate (%)
Partial Release Description
Future Debt Description
Seismic Report Date
PML (SEL)
PML (SUL)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.